FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgages payable | Minimum
Fair value of financial instruments
Discount rate used to estimate fair value of mortgages payable (as a percent)	4.85%	4.54%
Mortgages payable | Maximum
Fair value of financial instruments
Discount rate used to estimate fair value of mortgages payable (as a percent)	5.00%	5.15%
Book value
Fair value of financial instruments
Unsecured revolving lines of credit	$ 164,000,000	$ 30,000,000
Book value | Mortgages payable
Fair value of financial instruments
Mortgages payable	231,105,000	315,631,000
Fair value | Mortgages payable
Fair value of financial instruments
Mortgages payable	$ 231,250,000	$ 317,338,000